Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED DECEMBER 27, 2024
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED SEPTEMBER 1, 2024, OF
FRANKLIN CORE PLUS BOND FUND (FORMERLY, FRANKLIN STRATEGIC INCOME FUND) (THE “FUND”)
Effective January 1, 2025, the Summary Prospectus and Prospectus of the Fund are amended as follows:
I.	The following replaces the “Annual Fund Operating Expenses” table and “Example” in the section titled “Fund Summary – Fees and Expenses of the Fund” in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b‑1) fees	0.25%	0.65%	0.50%	None	None
Other expenses	0.23%	0.23%	0.23%	0.12%	0.23%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[1]	0.96%	1.36%	1.21%	0.60%	0.71%
Fee waiver and/or expense reimbursement[2]	-0.11%	-0.11%	-0.11%	-0.10%	-0.11%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	0.85%	1.25%	1.10%	0.50%	0.60%
1.
Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2.
Effective January 1, 2025, the investment manager has agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses, and certain non‑routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until December 31, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

3.	Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current operating expense caps.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$659	$876	$1,501
Class C	$227	$420	$734	$1,517
Class R	$112	$373	$654	$1,456
Class R6	$51	$182	$325	$740
Advisor Class	$61	$216	$384	$872
If you do not sell your shares:
Class C	$127	$420	$734	$1,517

FRANKLIN CORE PLUS BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
FRANKLIN STRATEGIC SERIES
SUPPLEMENT DATED DECEMBER 27, 2024
TO THE SUMMARY PROSPECTUS AND PROSPECTUS
EACH DATED SEPTEMBER 1, 2024, OF
FRANKLIN CORE PLUS BOND FUND (FORMERLY, FRANKLIN STRATEGIC INCOME FUND) (THE “FUND”)
Effective January 1, 2025, the Summary Prospectus and Prospectus of the Fund are amended as follows:
I.	The following replaces the “Annual Fund Operating Expenses” table and “Example” in the section titled “Fund Summary – Fees and Expenses of the Fund” in the Fund’s Summary Prospectus and Prospectus:

Annual Fund Operating Expenses
(expenses that you pay each year as a percentage of the value of your investment)
	Class A	Class C	Class R	Class R6	Advisor Class
Management fees	0.46%	0.46%	0.46%	0.46%	0.46%
Distribution and service (12b‑1) fees	0.25%	0.65%	0.50%	None	None
Other expenses	0.23%	0.23%	0.23%	0.12%	0.23%
Acquired fund fees and expenses	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual Fund operating expenses[1]	0.96%	1.36%	1.21%	0.60%	0.71%
Fee waiver and/or expense reimbursement[2]	-0.11%	-0.11%	-0.11%	-0.10%	-0.11%
Total annual Fund operating expenses after fee waiver and/or expense reimbursement[3]	0.85%	1.25%	1.10%	0.50%	0.60%
1.
Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.

2.
Effective January 1, 2025, the investment manager has agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses, and certain non‑routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until December 31, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).

3.	Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current operating expense caps.
Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class A	$459	$659	$876	$1,501
Class C	$227	$420	$734	$1,517
Class R	$112	$373	$654	$1,456
Class R6	$51	$182	$325	$740
Advisor Class	$61	$216	$384	$872
If you do not sell your shares:
Class C	$127	$420	$734	$1,517

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses(expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2025
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current operating expense caps.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of the period. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example reflects adjustments made to the Fund’s operating expenses due to the fee waivers and/or expense reimbursements by management for the 1 Year numbers only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If you do not sell your shares:
FRANKLIN CORE PLUS BOND FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.96%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.85%	[3]
1 Year	rr_ExpenseExampleYear01	$ 459
3 Years	rr_ExpenseExampleYear03	659
5 Years	rr_ExpenseExampleYear05	876
10 Years	rr_ExpenseExampleYear10	$ 1,501
FRANKLIN CORE PLUS BOND FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.65%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.36%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.25%	[3]
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	420
5 Years	rr_ExpenseExampleYear05	734
10 Years	rr_ExpenseExampleYear10	1,517
1 Year	rr_ExpenseExampleNoRedemptionYear01	127
3 Years	rr_ExpenseExampleNoRedemptionYear03	420
5 Years	rr_ExpenseExampleNoRedemptionYear05	734
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,517
FRANKLIN CORE PLUS BOND FUND | CLASS R
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	1.21%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	1.10%	[3]
1 Year	rr_ExpenseExampleYear01	$ 112
3 Years	rr_ExpenseExampleYear03	373
5 Years	rr_ExpenseExampleYear05	654
10 Years	rr_ExpenseExampleYear10	$ 1,456
FRANKLIN CORE PLUS BOND FUND | Class R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.60%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.50%	[3]
1 Year	rr_ExpenseExampleYear01	$ 51
3 Years	rr_ExpenseExampleYear03	182
5 Years	rr_ExpenseExampleYear05	325
10 Years	rr_ExpenseExampleYear10	$ 740
FRANKLIN CORE PLUS BOND FUND | ADVISOR CLASS
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.46%
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.71%	[1]
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.11%)	[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.60%	[3]
1 Year	rr_ExpenseExampleYear01	$ 61
3 Years	rr_ExpenseExampleYear03	216
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	$ 872

[1]	Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses.
[2]	Effective January 1, 2025, the investment manager has agreed to waive fees and/or reimburse operating expenses (excluding the Rule 12b‑1 fees, acquired fund fees and expenses, and certain non‑routine expenses or costs, such as those relating to litigation, indemnification, reorganizations and liquidations) for the Fund so that the ratio of total annual fund operating expenses will not exceed 0.58% for each share class except Class R6 and 0.48% for Class R6. The investment manager has also agreed to reduce its fees to reflect reduced services resulting from the Fund’s investments in Franklin Templeton affiliated funds. In addition, the transfer agency fees on Class R6 shares of the Fund have been capped so that transfer agency fees for that class do not exceed 0.03%. These arrangements are expected to continue until December 31, 2025. During the terms, the fee waiver and expense reimbursement agreements may not be terminated or amended without approval of the board of trustees except to add series or classes, to reflect the extension of termination dates or to lower the waiver and expense limitation (which would result in lower fees for shareholders).
[3]	Total annual Fund operating expenses after fee waiver and/or expense reimbursement have been restated to reflect current operating expense caps.